ASSET RETIREMENT OBLIGATIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
ASSET RETIREMENT OBLIGATIONS
Schedule of inputs used in the calculation of asset retirement obligations

	Nine Months Ended		Year Ended
	September 30,		December 31,
	2024		2023
Inflation rate	3.087%		3.087%
Discount factor	10.0%		10.0%
Estimated asset life	9.25 – 49.25	years	11 – 50	years

	Year Ended		Year Ended
	December 31, 2023		December 31, 2022
Inflation rate	3.087%		2.239%
Discount factor	10.0%		10.0%
Estimated asset life	10 – 50	years	11 – 100	years

Schedule of change in the company's ARO liability

Asset retirement obligations, January 1, 2023	$5,485,915

Liabilities incurred	85,802
Liabilities sold	(3,510,966)
Change in estimates	(497,407)
Accretion expense	91,624
Asset retirement obligations, December 31, 2023	1,654,968

Liabilities sold	(26,780)
Liabilities settled	(28,087)
Accretion expense	122,825
Asset retirement obligations, September 30, 2024	$1,722,926

Asset retirement obligations, January 1, 2022	$5,097,225
Liabilities incurred	50,419
Liabilities settled	(297,244)
Change in estimates	140,331
Accretion expense	495,184
Asset retirement obligations, December 31, 2022	$5,485,915
Liabilities incurred	85,802
Liabilities sold	(3,510,966)
Change in estimates	(497,407)
Accretion expense	91,624
Asset retirement obligations, December 31, 2023	$1,654,968